Equity - Disclosure of ordinary shares and convertible preferred shares (Details) - € / shares	Dec. 31, 2022	Oct. 31, 2022	Dec. 31, 2021
Equity [abstract]
Par value per share (in euro per share)	€ 0.15
Ordinary shares issued (€0.15 par value per share) (in shares)	138,346,968	21,000,000	105,190,223
Convertible preferred shares registered (in shares)	20,514		48,862
TOTAL SHARES ISSUES (in shares)	138,367,482		105,239,085
Less Treasury shares (in shares)	(124,322)		(124,322)
OUTSTNDING SHARES (in shares)	138,243,160		105,114,763